Financial liabilities at amortized cost – borrowing, financing and securitized borrowings (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Liabilities At Amortized Cost Borrowing Financing And Securitized Borrowings
Description of borrowings	Bank of America México, S.A., Institución de Banca Múltiple (“BofA”) in the amount equivalent to US$30,000 on the issuance dates, with interest equivalent to 6.3% per annum (Mexican Interbanking Equilibrium Interest Rate (“TIIE”) + 1.40%) and maturity date in July 2023.
Description of borrowings	JPMorgan México ("JP Morgan") in the total amount equivalent to US$80,000 on the issuance dates, with interest from 6.1% to 6.9% per annum (TIIE + 1.0% and TIIE + 1.45%, respectively). The maturity dates are November 2022 and July 2024.
Description of borrowings	Goldman Sachs in the amount equivalent to US$25,000 on the issuance dates, with interest equivalent to 6.1% per annum (TIIE + 1.18%) and maturity date in January 2024.
Description of securitized borrowings	Securitized borrowings correspond to senior quotas issued by FIDC Nu, with maturity dates until February 2022 and interest rates of Brazilian CDI + 4% for 2nd series and Brazilian CDI + 1.1% for 3rd series. Senior notes of 1st series were fully settled in 2020 and 2nd series were fully settled in 2021. The subsidiary Nu Pagamentos is the holder of the subordinated quotas. The underlying assets of the FIDC correspond to credit card receivables.
Receivables	$ 10,421	$ 56,989